Note 5 - Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Property, Plant and Equipment [Table Text Block]
	(in thousands)
	2021	2020
Land and improvements	$4,081	$4,069
Buildings	20,831	17,596
Equipment	7,222	7,164
	32,134	28,829
Less accumulated depreciation	10,294	9,488
Premises and equipment, net	$21,840	$19,341